Business Combinations - Schedule of Acquired PML Subgroup’s (Details) - JPY (¥)	Apr. 30, 2026	Jan. 20, 2026
Business Combination [Line Items]
Cash and cash equivalents		¥ 106,184,507
Receivables from related parties		57,560,754
Prepayments, consumption tax receivables and other current assets		28,334,214
Property and equipment		129,438,101
Operating lease right-of-use assets		48,151,086
Total assets		369,668,662
Accounts payable, accrued liabilities and other payables		11,491,786
Payables to related parties		(162,389,093)
Short-term borrowings		(17,237,279)
Indebtedness to related parties		(578,530,153)
Operating lease liabilities		(48,149,089)
Post-employment benefits liability		(6,270,652)
Mezzanine equity:
Virtual Shares		(323,826,972)
Total liabilities and mezzanine equity		1,147,895,024
Net liabilities		(778,226,362)
Foreign currency translation adjustment		75,326
Fair value of consideration transferred	¥ 8,994,995,839	8,994,995,839
Acquisition goodwill		¥ 9,773,146,875